Operating Risk (Tables)	12 Months Ended
Mar. 31, 2024
Sales Revenue, Net [Member]
Operating Risk [Line Items]
Schedule of Operating Risks	Details of customers accounting for 10% or more of total net sales for each of the three years ended March 31, 2022, 2023 and 2024 are as follows:
	Percentage of net sales Year ended March 31,
	2022	2023	2024
Customer B	20.1%	21.4%	14.5%
Customer C	11.6%	* %	* %
Customer E	* %	19.6%	19.5%
Customer G	* %	* %	11.4%

*        Less than 10%

Accounts Receivable [Member]
Operating Risk [Line Items]
Schedule of Operating Risks	Debtors accounting for 10% or more of total accounts receivable at March 31, 2023 and 2024, respectively, are as follows:
	Percentage of accounts receivable at March 31,
	2023	2024
Customer E	24.0%	16.1%
Customer G	15.4%	19.3%

*        Less than 10%